owners' equity - Purchase of common shares for cancellation pursuant to normal course issuer bid (Details) - Maximum shares in Millions, $ in Millions	Dec. 15, 2025 CAD ($) shares
Common Share capital
Purchase of common shares related to normal course issuer bid | shares	28
Cost of purchase of common shares related to normal course issuer bid | $	$ 500